Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 42,557	$ 27,863
Short-term deposits	40,874	64,733
Restricted short-term deposit	1,120	1,132
Trade accounts receivable	8,867	9,971
Prepaid expenses and other current assets	4,106	4,842
Inventories	12,513	10,117
TOTAL CURRENT ASSETS	110,037	118,658
LONG-TERM ASSETS:
Property and equipment, net	2,514	2,901
Operating lease right-of-use assets	6,251	6,901
Intangible assets	3,291	3,762
Goodwill	1,847	1,847
Other assets	686	632
TOTAL LONG-TERM ASSETS	14,589	16,043
TOTAL ASSETS	124,626	134,701
CURRENT LIABILITIES:
Trade accounts payable	5,608	4,698
Accrued compensation	5,548	7,298
Earnout liability		282
Current maturities of operating leases liabilities	1,667	1,526
Other current liabilities	8,295	9,130
TOTAL CURRENT LIABILITIES	21,118	22,934
LONG-TERM LIABILITIES:
Non-current operating leases liabilities	6,348	6,717
Other long-term liabilities	106	67
TOTAL LONG-TERM LIABILITIES	6,454	6,784
TOTAL LIABILITIES	27,572	29,718
COMMITMENTS AND CONTINGENT LIABILITIES (note 4)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value: 700,000,000 shares authorized as of June 30, 2026 and December 31, 2025; 108,280,056 and 106,352,460 shares issued and 108,280,056 and 103,050,266 shares outstanding as of June 30, 2026 and December 31, 2025, respectively	49	49
Treasury shares at cost: 0 and 3,302,194 shares as of June 30, 2026 and December 31, 2025, respectively		(10,006)
Additional paid-in capital	358,432	360,013
Accumulated other comprehensive income	417	429
Accumulated deficit	(261,844)	(245,502)
TOTAL SHAREHOLDERS’ EQUITY	97,054	104,983
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 124,626	$ 134,701